CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	May 04, 2011	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)
Issuance of common shares upon IPO, issuance costs	$ 6,317		$ 6,317
Acquisition of noncontrolling interest (as a percent)		35.00%